[FRONT COVER]                                                  OCTOBER 31, 1996

                                             PHOENIX
                                             ANNUAL REPORT
Phoenix Multi-Sector
Short Term Bond Fund
Annual Report

[LOGOTYPE] PHOENIX
           DUFF & PHELPS




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PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
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MARKET AND PORTFOLIO REVIEW

Fund Description

     Phoenix Multi-Sector Short Term Bond Fund invests in a wide variety of short-term fixed-income securities. These securities may include U.S. Treasury, agency, corporate and yankee bonds, as well as mortgage-backed and asset- backed securities. The Fund emphasizes the most undervalued sectors of the market and de-emphasizes the most overvalued sectors.

Investment Environment

     Shifting market opinion over the direction of the U.S. economy was responsible for much of the volatility in interest rates during this latest twelve-month reporting period. During December and January, the Federal Reserve cut the Fed Funds Rate in an effort to stimulate what was believed to be a sluggish economy. Although it was widely anticipated that the Fed would have to lower rates again, a surprisingly strong February employment report provided conflicting evidence about the economy's condition. As more information became available, it became evident that the economy had grown robustly over the first half of 1996. During this period, interest rates were pushed higher as the financial markets had to consider the threat of future inflation.

     By late summer, the consensus view on Wall Street shifted once again as signs of more moderate economic growth became increasingly more apparent and concerns over inflation declined. These signs of a slower economy allowed interest rates to fall for the remainder of the reporting period. Overall, as measured by the two-year Treasury note, interest rates on short-term bonds ranged from as low as 4.79% to high as 6.43% over the last twelve months. Despite all these market gyrations, the yield on the two-year Treasury note finished the reporting period at 5.73%--only 22 basis points higher than where it started one year ago.

Portfolio Review

     Despite a challenging bond market environment, the Fund posted outstanding results over this latest reporting cycle. For the twelve-month period ended October 31, 1996, the Fund's class A shares provided a total return of 10.91% and class B shares returned 10.36%. As measured by the Merrill Lynch Medium Quality Corporate Short-Term Bond Index, the market returned 6.71% for the same period. All of these returns assume reinvestment of any distributions, but exclude the effect of sales charges.

     The Fund's strong performance over the latest reporting period can be attributed primarily to its holdings in the emerging markets and corporate high-yield sectors as well as its commercial and non-agency residential mortgage- backed exposure. Although often overlooked by many bond investors, our focus on taxable municipal securities also enhanced the Fund's overall results. As of October 31, 1996, the Fund had an average credit quality of "BBB" and its average duration was 2.38 years.

Outlook

     As we move closer to year-end, we are pleased to see that much of the pessimism that has afflicted the bond market during 1996 appears to have subsided. Although concerns over inflation are still present, the latest economic data suggests that we could see a slower economy going forward. If this outlook is correct, it will be a welcome relief for the fixed-income market.

     Looking ahead, we have not made any drastic modifications to the Fund's sector strategy. As a result of an improving real estate market and growing institutional investor demand, we still favor commercial mortgage- backed securities relative to investment-grade corporates. Non-agency residential mortgage-backed securities also look attractive versus agency mortgage-backed securities, as they offer a significant yield advantage. We continue to maintain our exposure to the taxable municipal sector as well as Treasuries. Lastly, despite the extended rally in the emerging markets sector, we are finding attractive valuations in countries like Mexico, Argentina, Peru and Venezuela. As always, we will continue to overweight undervalued sectors of the bond market as our primary means of adding value.

                  Phoenix Multi-Sector Short Term Bond Fund
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[GRAPHIC]
[LINE CHART]
               Phoenix          Phoenix        Merrill Lynch
               Multi-Sector     Multi-Sector   Medium Quality
               Short Term       Short Term     Corporate
               --Class B        --Class A      Short-Term
                                               Bond Index*
               -----------     ------------   ------------
  7/6/92       10000             9775             10000
10/31/92       10006.7           9818.76          10281
10/31/93       10809.6          10652.8           11049
10/31/94       10806.1          10695             11263
10/31/95       11855.2          11794             12332
10/31/96       13083.3          13080.8           13159
[/LINE CHART]



Average Annual Total Returns for Periods Ending 10/31/96

                                                     From Inception
                                                        7/6/92 to
                                            1 Year      10/31/96
 ----------------------------------------- --------  ----------------
Class A with 2.25% sales charge              8.40%        6.42%
Class A at net asset value                  10.91%        6.96%
Class B with CDSC                            8.86%        6.42%
Class B at net asset value                  10.36%        6.42%
Merrill Lynch Medium Quality Corporate
  Short-Term Bond Index*                     6.71%        6.53%**

This chart assumes an initial gross investment of $10,000 made on July 6, 1992 (inception of the Fund).

Total returns for Class A shares reflect the maximum sales charge of 2.25% on the initial investment and assume reinvestment of dividends and capital gains. Class B shares reflect the 2% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 1.5% for all shares redeemed during the 2nd year after purchase (scaled down to 1%-3rd year and 0% thereafter). Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Returns indicate past performance, which is not predictive of future performance.

Foreign investing involves special risks, such as currency fluctuation, less public disclosure as well as economic and political risks.

 *The Merrill Lynch Medium Quality Corporate Short-Term Bond Index is an unmanaged but commonly used index that tracks the returns of 336 corporate issues rated between BBB and A by Standard & Poor's, with maturities from 1 to 3 years. The index's performance does not reflect sales charges.

**Index information from 6/30/92 to 10/31/96.

Phoenix Multi-Sector Short Term Bond Fund
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                       INVESTMENTS AT OCTOBER 31, 1996

                                     MOODY'S
                                       BOND       PAR
                                      RATING     VALUE
                                   (Unaudited)   (000)        VALUE
                                   -----------   -----        -----
NON-CONVERTIBLE BONDS--62.4%
Airlines--0.8%
 AMR Corp. 7.75%, '97                    Baa      $155     $  157,974
                                                           ----------
Asset-Backed Securities--15.2%

 Airplanes Pass Through Trust 1D
  10.875%, '19                            Ba       250        271,250
 Case Equipment Loan Trust 6.45%,
  '02                                      A       500        497,969
 Countrywide Funding Corp. 93-12,
  B3 6.625%, '24                         Baa       161        158,750
 Eagle 96-1 B 144A 6.55%, '02 (b)        Baa       379        379,694
 First Sierra Equipment TR 96-1,
  A 6.85%, '03 (g)                       Aaa       250        253,311
 Fleetwood Credit Corp. 96-A, B
  6.95%, '11                               A       260        261,631
 Ford Credit Auto Owner Trust
  96-B, 6.55%, '02                         A       250        251,367
 Green Tree Financial Corp. 93-3,
  A3 5.20%, '18                           Aa       400        399,250
 Green Tree Financial Corp. 96-1,
  A2 5.85%, '27 (g)                      Aaa       250        244,648
 Standard Credit Card Master
  Trust 93-1, B 5.50%, '98 (g)             A       265        264,655
                                                           ----------
                                                            2,982,525
                                                           ----------
Banks--1.9%
 Banponce Financial Corp. 5.48%,
  '98                                      A       375        369,932
                                                           ----------

Entertainment, Leisure & Gaming--2.2%
 Caesar's World, Inc.
  8.875%, '02                             Ba       250        260,625
 Time Warner, Inc.
  6.46%, '00 (d)                      BBB-(c)      162        162,405
                                                           ----------
                                                              423,030
                                                           ----------
Healthcare - Diversified--1.3%
 Manor Care, Inc. 9.50%, '02          BBB-(c)      250        264,688
                                                           ----------
Hospital Management Services--2.1%
 Tenet Healthcare Corp. 9.625%,
  '02                                     Ba       375        411,563
                                                           ----------
Metals & Mining--1.3%
 USX Corp. 6.375%, '98                   Baa       250        250,623
                                                           ----------
Natural Gas--1.3%
 Arkla Inc. 9.875%, '97                  Baa       250        254,290
                                                           ----------
Non-Agency Mortgage-Backed Securities--27.3%
 Bear Stearns Mortgage 95-1, 2B3
  144A 7.40%, '10 (b)                     NR       309        274,203
 G.E. Capital Mortgage Service
  94-26, B2 7.03%, '09                    Ba       273        259,956

Non-Agency Mortgage-Backed Securities--continued
 Kidder Peabody Acceptance Corp.
  94-C2, D 7.18%, '05                  BBB(c)     $350     $  345,134
 Merrill Lynch Mortgage, Inc.
  95-C2, C 7.79%, '21                      A       337        345,137
 Nomura Asset Securities Corp.
  94-MD2, A6 6.687%, '03 (d)            AA(c)      195        195,419
 Prudential Home Mortgage 93-L,
  3B2 144A 6.641%, '23 (b)                NR       250        243,281
 Residential Asset Securitization
  Trust
  96-A8, C2 8%, '26                    AAA(c)      500        508,438
 Resolution Trust Corp. 92-C3, B
  9.05%, '23 (g)                        AA(c)      173        177,042
 Resolution Trust Corp. 92-CHF, B
  7.15%, '20                            AA(c)      480        483,162
 Resolution Trust Corp. 93-C1, B
  8.75%, '24                              Aa       500        512,948
 Resolution Trust Corp. 93-C2, B
  7.75%, '25                            AA(c)      250        254,926
 Resolution Trust Corp. 93-C3, A4
  6.55%, '24                             Aaa        53         52,757
 Resolution Trust Corp. 95-1, C2
  7.50%, '28                               A       297        296,145
 Resolution Trust Corp. 95-2, C1
  7.45%, '29                             Baa       419        416,198
 Resolution Trust Corp. 95-2, M1
  7.15%, '29                              Aa       384        385,224
 Resolution Trust Corp.
  95-C1, B 6.90%, '27                     Aa       425        419,156
 Salomon Brothers Mortgage
  Securities VII 93-C1, A1 6.47%,
  '23                                     Aa        96         95,639
 Structured Asset Securities
  Corp. 96-CFL, C 6.525%, '28            A(c)      100         96,906
                                                           ----------
                                                            5,361,671
                                                           ----------
Oil--1.8%
 Tosco Corp. 9%, '97                     Baa       350        353,479
                                                           ----------
Paper & Forest Products--1.1%
 Buckeye Cellulose Corp. 8.50%,
  '05                                     Ba       225        221,063
                                                           ----------
Publishing, Broadcasting, Printing & Cable--3.5%
 Poland Communications, Inc. 144A
  9.875%, '03 (b)                      BB-(c)      450        450,000
 Tele-Communications, Inc.
  7.375%, '00                         BBB-(c)      250        248,778
                                                           ----------
                                                              698,778
                                                           ----------
                      See Notes to Financial Statements

                                                                               3
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Phoenix Multi-Sector Short Term Bond Fund
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                                     MOODY'S
                                       BOND       PAR
                                      RATING     VALUE
                                   (Unaudited)   (000)        VALUE
                                   -----------   -----        -----

NON-CONVERTIBLE BONDS--(Continued)
Telecommunications Equipment--1.6%
 Panamsat L.P. 9.75%, '00                Ba      $  300    $   317,250
                                                           -----------
Utility-Electric--1.0%
 Coso Funding Corp. 144A 7.99%,
  '97 (b)                               Baa         190        192,483
                                                           -----------
TOTAL NON-CONVERTIBLE BONDS
                                                           $12,259,349
                                                           -----------
FOREIGN NON-CONVERTIBLE BONDS--4.6%
Colombia--1.3%
 Financiera Energ Nacional 9%,
  '99                                 BBB(c)        250        260,313
                                                           ----------
Indonesia--0.7%
 Asia Pulp & Paper Co.
  Yankee 11.75%, '05                     Ba         125        129,843
                                                           -----------
Mexico--1.3%
  Grupo Elektra SA DE CV 12.75%,
  '01                                   B(c)        250        262,188
                                                           -----------
Philippines--1.3%
 JG Summit Philippines 144A 8%,
  '02 (b) (f)                            NR         250        249,688
                                                           -----------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $892,152)                                    902,032
                                                           -----------
FOREIGN GOVERNMENT SECURITIES--24.8%
Argentina--4.5%
 Republic of Argentina Bearer FRB
  6.625%, '05 (d)                     BB-(c)      1,078        889,350
                                                           -----------
Brazil--3.7%
 Republic of Brazil DCB-L Euro
  6.563%, '12 (d)                         B       1,000        718,125
                                                           -----------
Colombia--2.6%
 Republic of Colombia Euro 9%,
  '97                                   Baa         500        505,380
                                                           -----------
Croatia--1.2%
 Croatia Series B 6.688%,
  '06 (d)                                NR         250        236,250
                                                           -----------
Mexico--2.8%
 United Mexican Discount B Euro
  6.391%, '19 (d) (e)                    Ba         250        205,625
 United Mexican States 144A
  7.688%, '01 (b) (d)                   Baa         350        350,105
                                                           -----------
                                                               555,730
                                                           -----------
Panama--3.0%
 Panama PDI 144A, PIK interest
  capitalization, 6.75%, '16 (b)
  (d)                                    NR      $  800    $   595,000
                                                           -----------
Peru--1.5%
 Peru FLIRB WI 3.25%,
  '49 (d) (f)                            NR         250        138,125
 Peru PDI WI 4%, '49 (d) (f)             NR         250        150,938
                                                           -----------
                                                               289,063
                                                           -----------
Poland--2.4%
 Poland Discount Euro 6.50%, '24
  (d)                                   Baa         500        478,437
                                                           -----------
Venezuela--3.1%
 Banco Central Venezuela NMB B-NP
  6.625%, '05 (d)                        Ba         250        205,156
 Republic of Venezuela DCB Euro
  6.625%, '07 (d)                        Ba         500        410,937
                                                           -----------
                                                               616,093
                                                           -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $4,824,288)                                4,883,428
                                                           -----------
MUNICIPAL BONDS--2.8%
 Chicago O'Hare Taxable Revenue
  6.37%, '00                            Aaa         150        150,407
 University of Miami
  Exchange Revenue A Taxable
  5.95%, '98                            Aaa         395        393,502
                                                           -----------
TOTAL MUNICIPAL BONDS
 (Identified cost $545,000)                                    543,909
                                                           -----------
TOTAL LONG-TERM INVESTMENTS--94.6%
 (Identified cost $18,374,738)                              18,588,718
                                                           -----------
SHORT-TERM OBLIGATIONS--3.0%
Commercial Paper--3.0%
 Corporate Receivables Corp.
  5.70%, 11-1-96                        A-1         585        585,000
                                                           -----------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $585,000)                                    585,000
                                                           -----------
TOTAL INVESTMENTS--97.6%
 (Identified cost $18,959,738)                              19,173,718(a)
 Cash and receivables, less liabilities--2.4%                  471,400
                                                           -----------
NET ASSETS--100.0%                                         $19,645,118
                                                           ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $270,066 and gross depreciation of $56,086 for income tax purposes. At October 31, 1996, the aggregate cost of securities for federal income tax purposes was $18,959,738. At October 31, 1996, the Fund had capital loss carryforwards aggregating $36,672 available to offset future gains and expiring in 2003.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1996, these securities amounted to a value of $2,734,454 or 13.9% of net assets.
(c) As rated by Standard & Poor's, Fitch and/or Duff & Phelp's.
(d) Variable rate; interest rate shown reflects the rate currently in effect.
(e) Recovery Euro Rights incorporated as a unit.
(f) When issued.
(g) Segregated as collateral.


                        See Notes to Financial Statements
4

Phoenix Multi-Sector Short Term Bond Fund
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                     STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1996

 Assets
Investment securities at value
  (Identified cost $18,959,738)                        $19,173,718
Receivables
 Interest                                                  239,511
 Investment securities sold                              2,983,917
 Receivable from adviser                                     7,179
 Fund shares sold                                           41,621
Deferred organization expense                               11,897
                                                        ----------
  Total assets                                          22,457,843
                                                        ----------
Liabilities
Payables
 Investment securities purchased                         2,714,245
 Income distribution payable                                20,475
 Fund shares repurchased                                     1,002
 Trustees' fee                                               8,215
 Distribution fee                                            6,548
 Transfer agent fee                                          6,188
 Financial agent fee                                           489
Accrued expenses                                            55,563
                                                        ----------
  Total liabilities                                      2,812,725
                                                        ----------
Net Assets                                             $19,645,118
                                                        ==========
Net Assets Consist of:
Capital paid in on shares of beneficial interest       $19,488,764
Distributions in excess of net investment income           (16,157)
Accumulated net realized loss                              (41,469)
Net unrealized appreciation                                213,980
                                                        ----------
Net Assets                                             $19,645,118
                                                        ==========
Class A
Shares of beneficial interest outstanding,
  $0.01 par value, unlimited authorization
  (Net Assets $13,701,710)                               2,792,165
Net asset value per share                                    $4.91
Offering price per share
  $4.91/(1-2.25%)                                            $5.02
Class B
Shares of beneficial interest outstanding,
  $0.01 par value, unlimited authorization
  (Net Assets $5,943,408)                                1,210,861
Net asset value and offering price per share                 $4.91

                           STATEMENT OF OPERATIONS
                         YEAR ENDED OCTOBER 31, 1996

 Investment Income
Interest                                                     $1,239,101
                                                              ---------
  Total investment income                                     1,239,101
                                                              ---------
Expenses
Investment advisory fee                                          86,482
Distribution fee--Class A                                        27,005
Distribution fee--Class B                                        36,914
Financial agent fee                                               4,717
Transfer agent                                                   54,552
Registration                                                     38,119
Professional                                                     36,823
Printing                                                         25,975
Trustees                                                         17,193
Amortization of deferred organization expense                    16,395
Custodian                                                        14,588
Miscellaneous                                                    10,669
                                                              ---------
  Total expenses                                                369,432
  Less expenses borne by investment adviser                    (187,582)
                                                              ---------
  Net expenses                                                  181,850
                                                              ---------
Net investment income                                         1,057,251
                                                              ---------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                 475,148
Net change in unrealized appreciation (depreciation) on
  investments                                                    68,949
                                                              ---------
Net gain on investments                                         544,097
                                                              ---------
Net increase in net assets resulting from operations         $1,601,348
                                                              =========

                        See Notes to Financial Statements

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Phoenix Multi-Sector Short Term Bond Fund
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                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Year Ended        Year Ended
                                                                                    October 31, 1996  October 31, 1995
                                                                                    ----------------- -----------------
From Operations
 Net investment income                                                                $ 1,057,251        $   990,986
 Net realized gain (loss)                                                                 475,148           (340,004)
 Net change in unrealized appreciation (depreciation)                                      68,949            716,254
                                                                                      -----------        -----------
 Increase in net assets resulting from operations                                       1,601,348          1,367,236
                                                                                      -----------        -----------
From Distributions to Shareholders
 Net investment income--Class A                                                          (737,150)          (661,287)
 Net investment income--Class B                                                          (311,273)          (326,755)
                                                                                      -----------        -----------
 Decrease in net assets resulting from distributions to shareholders                   (1,048,423)          (988,042)
                                                                                      -----------        -----------
From Share Transactions
Class A
 Proceeds from sales of shares (1,883,600 and 1,676,012 shares, respectively)           9,085,891          7,796,116
 Net asset value of shares issued from reinvestment of distributions
  (119,182 and 103,434 shares, respectively)                                              573,651            479,080
 Cost of shares repurchased (1,171,859 and 1,851,728 shares, respectively)             (5,645,597)        (8,606,909)
                                                                                      -----------        -----------
Total                                                                                   4,013,945           (331,713)
                                                                                      -----------        -----------
Class B
 Proceeds from sales of shares (439,768 and 259,029 shares, respectively)               2,129,724          1,195,146
 Net asset value of shares issued from reinvestment of distributions
  (42,139 and 47,980 shares, respectively)                                                202,745            221,981
 Cost of shares repurchased (253,126 and 717,637 shares, respectively)                 (1,216,818)        (3,290,924)
                                                                                      -----------        -----------
Total                                                                                   1,115,651         (1,873,797)
                                                                                      -----------        -----------
 Increase (decrease) in net assets from share transactions                              5,129,596         (2,205,510)
                                                                                      -----------        -----------
 Net increase (decrease) in net assets                                                  5,682,521         (1,826,316)
Net Assets
 Beginning of period                                                                   13,962,597         15,788,913
                                                                                      -----------        -----------
 End of period (including distributions in excess of net investment income of
  ($16,157) and ($15,205), respectively)                                              $19,645,118        $13,962,597
                                                                                      ===========        ===========

                        See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund
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                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                                     Class A
                                            -------------------------------------------------------
                                                                                            From
                                                                                         Inception
                                                            Year Ended October 31,       7/6/92 to
                                               1996       1995       1994       1993      10/31/92
                                             ---------  ---------  ---------  --------- ------------
Net asset value, beginning of period          $ 4.74     $4.61     $ 4.91     $ 4.83     $ 4.89
Income from investment operations
 Net investment income                          0.33(2)   0.33(2)    0.29(2)    0.32(2)    0.08(2)
 Net realized and unrealized gain (loss)        0.17      0.13      (0.26)      0.08      (0.06)
                                              ------     -----     ------     ------      ------
  Total from investment operations              0.50      0.46       0.03       0.40       0.02
                                              ------     -----     ------     ------      ------
Less distributions
 Dividends from net investment income          (0.33)    (0.33)     (0.29)     (0.32)     (0.08)
 Dividends from net realized gains              --         --       (0.03)      --          --
 Tax return of capital                          --         --       (0.01)      --          --
                                              ------    ------     ------     ------     ------
  Total distributions                          (0.33)    (0.33)     (0.33)     (0.32)     (0.08)
                                              ------     -----     ------     ------     ------
Change in net asset value                       0.17      0.13      (0.30)      0.08      (0.06)
                                              ------     -----     ------     ------     ------
Net asset value, end of period                $ 4.91     $4.74      $4.61     $ 4.91     $ 4.83
                                              ======     =====     ======     ======     ======
Total return(1)                                10.91%    10.27%      0.40%      8.49%      0.40%(5)

Ratios/supplemental data:
Net assets, end of period (thousands)         $13,702   $9,303     $9,371     $6,829     $6,531
Ratio to average net assets of:
 Operating expenses                              1.00%    1.00%      1.00%     1.00%       1.00%(4)
 Net investment income                           6.88%    7.07%      5.99%     6.39%       5.79%(4)
Portfolio turnover                                232%     344%       121%      128%          6%(4)

                                                                     Class B
                                            -------------------------------------------------------
                                                                                            From
                                                                                         Inception
                                                            Year Ended October 31,       7/6/92 to
                                               1996       1995       1994       1993      10/31/92
                                             ---------  ---------  ---------  --------- ------------
Net asset value, beginning of period          $ 4.74     $ 4.61    $ 4.91      $ 4.83      $ 4.89
Income from investment operations
 Net investment income                          0.31(3)    0.30(3)   0.27(3)     0.30(3)     0.07(3)
 Net realized and unrealized gain (loss)        0.17       0.13     (0.26)       0.08       (0.06)
                                              ------     ------    ------       -----      ------
  Total from investment operations              0.48       0.43      0.01        0.38        0.01
                                              ------     ------    ------       -----      ------
Less distributions
 Dividends from net investment income          (0.31)     (0.30)    (0.27)      (0.30)      (0.07)
 Dividends from net realized gains               --         --      (0.03)        --          --
 Tax return of capital                           --         --      (0.01)        --          --
                                              ------     ------    ------       -----      ------
  Total distributions                          (0.31)     (0.30)    (0.31)      (0.30)      (0.07)
                                              ------     ------    ------       -----      ------
Change in net asset value                       0.17       0.13     (0.30)       0.08       (0.06)
                                              ------     ------    ------       -----      ------
Net asset value, end of period                $ 4.91     $ 4.74    $ 4.61      $ 4.91      $ 4.83
                                              ======     ======    ======       =====      ======
Total return(1)                                10.36%      9.71%    -0.03%       8.02%       0.20%(5)

Ratios/supplemental data:
Net assets, end of period (thousands)         $5,943     $4,659    $6,418      $3,968      $1,357
Ratio to average net assets of:
 Operating expenses                             1.50%      1.50%     1.45%       1.45%       1.45%(4)
 Net investment income                          6.38%      6.59%     5.74%       5.79%       5.30%(4)
Portfolio turnover                               232%       344%      121%        128%          6%(4)

(1)Maximum sales charges are not included in total return calculation.
(2)Includes reimbursement of operating expenses by investment adviser of $0.06, $0.08, $0.08, $0.09 and $0.14, respectively.
(3)Includes reimbursement of operating expenses by investment adviser of $0.06, $0.08, $0.08, $0.09 and $0.21, respectively.
(4)Annualized.
(5)Not annualized.

                        See Notes to Financial Statements

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Multi-Sector Short Term Bond Fund (the "Fund"), formerly the Phoenix Asset Reserve, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide high current income relative to short-term alternatives, while attempting to limit fluctuations in the net asset value of Fund shares resulting from movements in interest rates. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 2.25%. Class B shares are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

   A. Security valuation:

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

   B. Security transactions and related income:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   C. Income taxes:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

   D. Distributions to shareholders:

   Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

   E. Foreign currency translation:

   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

   F. Organization expense:

   In 1992 the Fund incurred organizational expenses in the amount of $82,967. The Fund has deferred these expenses and is amortizing such expenses on a straight line basis over five years from the date of commencement of operations.

   G. When-Issued and delayed delivery transactions:

   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the Investment Adviser, National Securities and Research Corporation, an indirect majority-owned subsidiary of Phoenix Home Life Mutual

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (Continued)


Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.55% of the average daily net assets of the Fund. The Adviser has agreed to assume expenses of the Fund in excess of 1.00% and 1.50% of the average aggregate daily net asset value of Class A and Class B shares, respectively. For the year ended October 31, 1996, the Adviser has reimbursed the Fund $187,582 for such expenses.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $1,877 for Class A shares and deferred sales charges of $15,695 for Class B shares for the year ended October 31, 1996. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 0.75% for Class B shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the year ended October 31, 1996, $33,962 was earned by the Distributor and $29,957 was earned by unaffiliated participants.

   As Financial Agent of the Fund, PEPCO receives a fee at an annual rate of 0.03% of the average daily net assets of the Fund for bookkeeping, administration and pricing services. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust as sub-transfer agent. For the year ended October 31, 1996, transfer agent fees were $54,552 of which PEPCO retained $957 which is net of the fees paid to State Street.

   At October 31, 1996, PHL and affiliates held 26,259 Class A shares of the Fund with a value of $128,930.

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities, excluding short-term securities, for the year ended October 31, 1996, aggregated $40,166,474 and $34,901,760, including $14,618,806 and $16,101,119, respectively, of U.S. Government and agency securities.

4. CAPITAL LOSS CARRYOVERS

  For the year ended October 31, 1996, the Fund was able to utilize losses deferred in the prior year against current year capital gains in the amount of $464,114.

5. RECLASSIFICATION OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of October 31, 1996, the Fund decreased undistributed net investment income by $9,780 and decreased accumulated net realized loss by $9,780.













   This report is authorized for use by other than shareholders only when accompanied or preceded by the delivery of a current prospectus showing the sales charge and other material information.

                        REPORT OF INDEPENDENT ACCOUNTANTS



[PRICE WATERHOUSE LLP LOGOTYPE]

To the Trustees and Shareholders of
Phoenix Multi-Sector Short Term Bond Fund


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Multi-Sector Short Term Bond Fund, formerly Phoenix Asset Reserve, (the "Fund") at October 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP
Boston, Massachusetts
December 13, 1996

PHOENIX MULTI-SECTOR
SHORT TERM BOND FUND
101 Munson Street
Greenfield, Massachusetts 01301

Trustees
C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
David L. Albrycht, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser
National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Legal Counsel
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005-1208

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110

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

[BACK COVER]

Phoenix Multi-Sector Short Term Bond Fund                       [Bulk Rate Mail
                                                                 U.S. POSTAGE
P.O. Box 2200                                                        PAID
Enfield, CT 06083-2200                                          Springfield, MA
                                                                 Permit No. 444]












[LOGOTYPE] PHOENIX
           DUFF & PHELPS                                         [DALBAR LOGO]



PDP 681 (12/96)